AAM S&P 500 High Dividend Value ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 9.1%
AT&T, Inc.	55,034	$1,305,957
Comcast Corporation - Class A	33,237	1,118,757
Interpublic Group of Companies, Inc.	43,811	1,256,061
Omnicom Group, Inc.	14,445	1,253,682
Verizon Communications, Inc.	31,623	1,245,630
		6,180,087

Consumer Discretionary - 9.1%
Best Buy Company, Inc.	14,757	1,267,036
Ford Motor Company	123,606	1,245,949
Hasbro, Inc.	21,776	1,259,524
LKQ Corporation	32,613	1,219,400
Tapestry, Inc.	16,748	1,221,599
		6,213,508

Consumer Staples - 9.2%
Altria Group, Inc.	24,023	1,254,721
Archer-Daniels-Midland Company	24,754	1,268,148
Conagra Brands, Inc.	48,502	1,255,717
Kraft Heinz Company	42,660	1,272,974
Molson Coors Beverage Company - Class B	22,668	1,241,073
		6,292,633

Energy - 8.7%
APA Corporation	53,617	1,175,821
Chevron Corporation	8,032	1,198,294
EOG Resources, Inc.	9,485	1,193,118
Kinder Morgan, Inc.	41,296	1,134,814
Valero Energy Corporation	8,955	1,191,015
		5,893,062

Financials - 9.4%
Citizens Financial Group, Inc.	26,345	1,253,232
Invesco, Ltd.	70,923	1,363,849
Principal Financial Group, Inc.	15,279	1,259,754
Prudential Financial, Inc.	10,658	1,287,060
Regions Financial Corporation	51,097	1,259,030
		6,422,925

Health Care - 9.4%
Bristol-Myers Squibb Company	20,955	1,235,297
Gilead Sciences, Inc.	13,435	1,305,882
Johnson & Johnson	8,516	1,295,709
Pfizer, Inc.	47,924	1,270,945
Viatris, Inc.	111,640	1,259,299
		6,367,132

Industrials - 8.9%
Lockheed Martin Corporation	2,516	1,164,782
RTX Corporation	9,978	1,286,663
Snap-on, Inc.	3,568	1,267,175
Stanley Black & Decker, Inc.	14,183	1,249,097
United Parcel Service, Inc. - Class B	9,400	1,073,762
		6,041,479

Information Technology - 9.1%
Cisco Systems, Inc.	20,093	1,217,636
Hewlett Packard Enterprise Company	51,308	1,087,217
HP, Inc.	38,203	1,241,597
International Business Machines Corporation	5,563	1,422,459
Skyworks Solutions, Inc.	13,710	1,216,900
		6,185,809

Materials - 9.2%
Amcor PLC	128,111	1,245,239
Celanese Corporation	16,894	1,200,150
CF Industries Holdings, Inc.	14,193	1,308,736
FMC Corporation	22,504	1,255,273
LyondellBasell Industries NV - Class A	16,157	1,223,085
		6,232,483

Real Estate - 9.0%
Alexandria Real Estate Equities, Inc.	12,304	1,197,794
BXP, Inc.	16,998	1,243,234
Healthpeak Properties, Inc.	60,027	1,240,158
Host Hotels & Resorts, Inc.	73,811	1,233,382
Simon Property Group, Inc.	7,176	1,247,619
		6,162,187

Utilities - 8.8%
NextEra Energy, Inc.	17,165	1,228,328
NRG Energy, Inc.	11,128	1,139,952
Southern Company	14,977	1,257,319
Vistra Corporation	6,543	1,099,420
WEC Energy Group, Inc.	12,759	1,266,458
		5,991,477
TOTAL COMMON STOCKS (Cost $66,016,448)		67,982,782

SHORT-TERM INVESTMENTS - 0.2%		Value
Money Market Funds - 0.2%	Shares
Invesco Government & Agency Portfolio – Institutional Class, 4.29% (a)	115,473	115,473
TOTAL SHORT-TERM INVESTMENTS (Cost $115,473)		115,473

TOTAL INVESTMENTS - 100.1% (Cost $66,131,921)		68,098,255
Liabilities in Excess of Other Assets - (0.1)%		(49,048)
TOTAL NET ASSETS - 100.0%		$68,049,207
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

AAM S&P 500 High Dividend Value ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$67,982,782	$–	$–	$67,982,782
Money Market Funds	115,473	–	–	115,473
Total Investments	$68,098,255	$–	$–	$68,098,255

Refer to the Schedule of Investments for further disaggregation of investment categories.